Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,090,456	$ 1,084,224
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	483,553	486,658
Undrawn commitments	111,407	115,420
Other exposures	128,678	120,903
Total	723,638	722,981
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	315,332	308,408
Undrawn commitments	51,486	52,835
Total	366,818	361,243
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	924,838
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	418,274
Undrawn commitments	107,724
Other exposures	119,076
Total	645,074
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	228,278
Undrawn commitments	51,486
Total	279,764
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	165,618
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	65,279
Undrawn commitments	3,683
Other exposures	9,602
Total	78,564
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	87,054
Total	$ 87,054	$ 87,000